Share-Based Compensation - Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 50,400,000	$ 43,627,000	$ 47,100,000
Less: income tax benefit	10,910,000	10,394,000	11,035,000
Share-based compensation expense, after tax	39,490,000	33,233,000	36,065,000
Excess tax benefit realized for the tax deductions of share-based arrangements	0	0	1,300,000
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	6,044,000	4,317,000	3,296,000
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	8,246,000	6,691,000	7,484,000
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	13,119,000	12,122,000	14,495,000
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 22,991,000	$ 20,497,000	$ 21,825,000